EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on May 1, 2014 (Accession No. 0001193125-14-177414) to the Class A and C, Class I, and Class Z Shares Prospectuses dated May 1, 2014 for Cohen & Steers Active Commodities Strategy Fund, Inc.